Form 13F

Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  March 31, 2001"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:  The Duke Endowment
Address:  100 North Tryon Street Suite 3500
"                 Charlotte, North Carolina 28202-4012"

Form 13F File Number:  28-685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of " this form.

Person Signing this Report on Behalfof Reporting Manager:

Name:  Janice C. Walker
Title:    CFO & Treasurer
Phone:  (704) 376-0291

"Signature, Place, and Date of Signing:"
Janice C. Walker	"Charlotte, N.C."		"May 08,2001"			10-Aug-99
_____________________________      __________________    ___________
[Signature]	"[City, State]"		[Date]			[Date]

Report Type (Check only one.) :

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
"         report, and all holdings are reported by other reporting"
         manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  30

"Form 13F Information Table Value Total:  $319,166"

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

None

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			FORM 13F INFORMATION TABLE
			VALUE	SHARES/			SH/	PUT/	INVSTMT	VOTING AUTHORITY
Name of Issuer	Title of Class	CUSIP	(X$1000)	PRN AMT			PRN	CAL	DSRETN	SOLE	SHARED	NONE


DUKE ENERGY CORP COM	COM	264399106	"308,132"	"7,209,442"			SH		SOLE	"7,209,442"
ADC TELECOMMUNICATIONS HELD AT CHASE H&Q	COM	S86666740	"2,229"	"262,253"			SH		SOLE	"262,253"
ADC TELECOMMUNICATIONS HELD AT CHASE H&Q	COM	S86669120	72	"8,435"			SH		SOLE	"8,435"
AKAMAI TECHNOLOGIES HELD AT CREDIT	COM	S86673070	344	"40,129"			SH		SOLE	"40,129"
APPLIED MAGNETICS CORP	COM	038213104	1	"103,977"			SH		SOLE	"103,977"
CISCO SYSTEMS HELD AT LEHMAN BROTHERS	COM	S86568840	316	"2,444"			SH		SOLE	"2,444"
"CISCO SYSTEMS, INC. HELD AT MONTGOMERY"	COM	S86668450	78	"4,952"			SH		SOLE	"4,952"
FINISAR CORP HELD AT DAIN RAUSCHER	COM	S86666760	145	"15,120"			SH		SOLE	"15,120"
"HANDSPRING, INC. HELD AT CREDIT SUISSES"	COM	S86672990	966	"23,249"			SH		SOLE	"23,249"
"HANDSPRING, INC. HELD AT CREDIT SUISSES"	COM	S86686010	273	"23,466"			SH		SOLE	"23,466"
"HANSPRING, INC. HELD AT CREDIT SUISSES"	COM	S86681890	543	"46,671"			SH		SOLE	"46,671"
"HEALTHCENTRAL.COM, INC. HELD A"	COM	S86627660	1	"11,757"			SH		SOLE	"11,757"
"MICROTUNE, INC. HELD AT CHASE H&Q FROM"	COM	S86651190	107	"13,661"			SH		SOLE	"13,661"
NEOFORMA.COM INC RESTR	COM	640475992	28	"23,515"			SH		SOLE	"23,515"
NETCENTIVES HELD AT SMITH BARNEY	COM	S86584930	74	"26,815"			SH		SOLE	"26,815"
"NETZERO, INC. HELD AT ROBERTSON STEPHENS"	COM	S86656600	22	"33,049"			SH		SOLE	"33,049"
"NEW FOCUS, INC HELD AT THOMAS WEISEL"	COM	S86675010	403	"33,000"			SH		SOLE	"33,000"
NUMERICAL TECHNOLOGIES HELD AT CHASE H&Q	COM	S86673020	90	"9,105"			SH		SOLE	"9,105"
ONI SYSTEMS CORP HELD AT	COM	S86677040	307	"15,755"			SH		SOLE	"15,755"
ONI SYSTEMS CORP HELD AT ROBERTSON	COM	S86681920	356	"18,261"			SH		SOLE	"18,261"
ONI SYSTEMS CORP HELD AT ROBERTSON	COM	S86684910	308	"15,777"			SH		SOLE	"15,777"
PEGASUS COMMUNICATIONS CORP HELD AT	COM	S86672980	210	"9,147"			SH		SOLE	"9,147"
"PIXELWORKS, INC HELD AT DEUTSCHE BANC"	COM	S86673030	296	"29,601"			SH		SOLE	"29,601"
RATIONAL SOFTWARE CORPORATION HELD AT	COM	S86681880	588	"33,123"			SH		SOLE	"33,123"
RATIONAL SOFTWARE CORPORATION HELD AT	COM	S86686590	672	"37,869"			SH		SOLE	"37,869"
SCIENT CORPORATION HELD AT MORGAN	COM	S86655300	80	"40,789"			SH		SOLE	"40,789"
SELECTICA INC.HELD AT SMITH BARNEY FROM	COM	S86672960	462	"88,771"			SH		SOLE	"88,771"
"SIEBEL SYSTEMS, INC. HELD AT ROBERTSON"	COM	S86673000	"1,583"	"58,212"			SH		SOLE	"58,212"
"VITRIA TECHNOLOGY, INC HELD AT"	COM	S86652150	391	"102,442"			SH		SOLE	"102,442"
WIT CAPITAL GROUP HELD @ SMITH BARNEY	COM	S86541670	92	"31,117"			SH		SOLE	"31,117"


TOTAL			"319,166"
The Duke Endowment is also the beneficial owner of certain securities which are reported on Forms 13F by outside investment managers.
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